EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.27

Loan Level Tape Compare Upload
Loans in Report	2

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2000034925	XXXXXX	Number of Units	1	2
2000034925	XXXXXX	Property Type	SFR	2 Family
2000039347	XXXXXX	Disbursement Date	XXXXXX	XXXXXX

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